UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

(212) 698-0800
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of July 31, 2012
(Unaudited)

	Shares	Value
Common Stocks - 98.1%
Automobiles & Components - 1.8%
Ford Motor Co.	748,000	$6,911,520
Banks - 1.6%
Banco Santander SA - ADR	438,632	2,614,247
Mitsubishi UFJ Financial Group, Inc. - ADR	750,000	3,645,000
		6,259,247

Capital Goods - 7.7%
The Boeing Co.	75,000	5,543,250
General Electric Co.	750,000	15,562,500
Illinois Tool Works, Inc.	125,000	6,792,500
Xylem, Inc.	63,300	1,517,934
		29,416,184

Commercial & Professional Services - 1.6%
Steelcase, Inc.	700,000	5,999,000
Diversified Financials - 2.4%
The Bank of New York Mellon Corp.	300,000	6,384,000
Lazard Ltd. (a)	100,000	2,685,000
		9,069,000

Energy - 13.0%
Cameco Corp. (a)	171,400	3,582,260
Chesapeake Energy Corp.	300,000	5,646,000
Endeavour International Corp. (b)	400,000	3,428,000
Energen Corp.	100,000	5,121,000
Exxon Mobil Corp.	150,000	13,027,500
Murphy Oil Corp.	150,000	8,049,000
Schlumberger Ltd. (a)	150,000	10,689,000
		49,542,760

Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	100,000	7,443,000
Food, Beverage & Tobacco - 5.0%
Campbell Soup Co.	225,000	7,449,750
The Coca-Cola Co.	100,000	8,080,000
PepsiCo, Inc.	50,000	3,636,500
		19,166,250

Household & Personal Products - 4.7%
Colgate-Palmolive Co.	75,000	8,052,000
The Procter & Gamble Co.	150,000	9,681,000
		17,733,000

Insurance - 3.0%
Aflac, Inc.	171,500	7,508,270
Fidelity National Financial, Inc.	216,000	4,021,920
		11,530,190

Materials - 11.8%
BHP Billiton Ltd. - ADR	63,900	4,239,126

Cliffs Natural Resources, Inc.	75,000	3,066,750
EI du Pont de Nemours & Co.	250,000	12,425,000
Newmont Mining Corp.	250,000	11,117,500
Sonoco Products Co.	150,000	4,546,500
Weyerhaeuser Co.	400,000	9,340,000
		44,734,876

Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
Alkermes PLC (a)(b)	250,000	4,647,500
Johnson & Johnson	150,000	10,383,000
Merck & Co., Inc.	150,000	6,625,500
Pfizer, Inc.	500,000	12,020,000
		33,676,000

Retailing - 2.4%
The Home Depot, Inc.	100,000	5,218,000
Lowe’s Companies, Inc.	150,000	3,805,500
		9,023,500

Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	700,000	7,623,000
Intel Corp.	400,000	10,280,000
		17,903,000

Software & Services - 13.7%
Adobe Systems, Inc. (b)	150,000	4,632,000
Akamai Technologies, Inc. (b)	150,000	5,277,000
Automatic Data Processing, Inc.	125,000	7,068,750
Google, Inc. (b)	15,000	9,494,550
Mastercard, Inc.	25,000	10,914,250
Microsoft Corp.	500,000	14,735,000
		52,121,550

Technology Hardware & Equipment - 8.0%
Bio-key International, Inc. (b)(c)(d)(e)	47,090	-
Canon, Inc. - ADR	100,000	3,345,000
Cisco Systems, Inc.	500,000	7,975,000
EMC Corp. (b)	125,000	3,276,250
Hitachi Ltd. - ADR	150,000	8,827,500
Plexus Corp. (b)	125,000	3,590,000
Xerox Corp.	500,000	3,465,000
		30,478,750

Telecommunication Services - 2.6%
Verizon Communications, Inc.	125,000	5,642,500
Vodafone Group PLC - ADR	150,000	4,312,500
		9,955,000

Utilities - 3.3%
NextEra Energy, Inc.	175,000	12,407,500
Total Common Stocks (Cost $326,934,238)		373,370,327

Warrants - 0.0%
Technology Hardware & Equipment - 0.0%
EMCORE Corp.
Expiration: 02/19/13, Exercise Price: $60.24 (b)(c)(d)(e)	9,844	925
Total Warrants (Cost $0)		925

	Principal Amount
Short-Term Investments - 1.4%
Repurchase Agreement - 1.4%
Repurchase Agreement with U.S. Bank, N.A., 0.01% dated 07/31/2012, due 08/01/2012, collateralized by: Freddie Mac Giant Multilender Conventional 15 Year Fixed (Pool #G11440) valued at $5,448,965. Repurchase proceeds of $5,342,001.	$5,342,000	5,342,000
Total Short-Term Investments (Cost $5,342,000)		5,342,000

Total Investments (Cost $332,276,238) - 99.5%		378,713,252
Other Assets in Excess of Liabilities - 0.5%		1,864,226
Total Net Assets - 100.0%		$380,577,478

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Foreign issued security. Foreign concentration (including ADRs) was as follows: Australia 1.1%; Bermuda 0.7%; Britian 1.1%; Canada 0.9%; Ireland 1.2%; Japan 4.2%; Netherlands Antilles 2.8%; Spain 0.7%
(b) Non-income producing security.
(c) Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2012 was $925 which represented 0.0% of net assets.
(d) Fair valued security. The aggregate value of fair valued securities as of July 31, 2012 was $925 which represented 0.0% of net assets.
(e) Security is considered illiquid and may be difficult to sell.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

The Tocqueville Opportunity Fund
Schedule of Investments as of July 31, 2012
(Unaudited)

	Shares	Value
Common Stocks - 100.0%
Automobiles & Components - 1.0%
BorgWarner, Inc. (a)	8,500	$570,350
Gentex Corp.	7,700	123,277
		693,627

Banks - 2.5%
BankUnited, Inc.	15,500	377,580
Pinnacle Financial Partners, Inc. (a)	16,500	322,575
Signature Bank (a)	14,500	935,250
		1,635,405

Capital Goods - 6.7%
Acuity Brands, Inc.	4,200	243,348
AMETEK, Inc.	13,050	404,550
AO Smith Corp.	10,500	518,910
Astronics Corp. (a)	7,500	225,600
B/E Aerospace, Inc. (a)	6,000	235,380
Beacon Roofing Supply, Inc. (a)	9,200	243,892
Dover Corp.	3,500	190,645
Esterline Technologies Corp. (a)	3,300	193,776
Hexcel Corp. (a)	8,000	186,320
Lincoln Electric Holdings, Inc.	3,600	143,568
RBC Bearings, Inc. (a)	5,500	257,620
Robbins & Myers, Inc.	2,400	110,016
Spirit Aerosystems Holdings, Inc. (a)	8,000	188,000
Timken Co.	2,200	79,640
TransDigm Group, Inc. (a)	4,600	567,456
Valmont Industries, Inc.	2,500	309,700
WABCO Holdings, Inc. (a)	7,200	395,424
		4,493,845

Commercial & Professional Services - 2.2%
Acacia Research Corp. (a)	3,100	87,761
Clean Harbors, Inc. (a)	5,300	320,862
Mistras Group, Inc. (a)	11,100	249,528
Portfolio Recovery Associates, Inc. (a)	7,500	635,100
Republic Services, Inc.	5,200	150,436
		1,443,687

Commercial & Professional Services - 0.5%
Equifax, Inc.	7,500	351,300
Consumer Durables & Apparel - 5.8%
Deckers Outdoor Corp. (a)	5,800	241,918
Fossil, Inc. (a)	4,700	336,943
Hanesbrands, Inc. (a)	12,050	361,741
Harman International Industries, Inc.	2,000	80,700
Hermes International (b)	500	136,359
Lululemon Athletica, Inc. (a)	13,000	734,240
Polaris Industries, Inc.	7,000	526,120
Prada SpA (b)	59,500	411,644
Ralph Lauren Corp.	4,100	591,794
Tupperware Brands Corp.	3,800	199,196

Under Armour, Inc. (a)	4,300	234,092
		3,854,747

Consumer Services - 5.4%
BJ’s Restaurants, Inc. (a)	5,100	201,858
Buffalo Wild Wings, Inc. (a)	2,400	174,216
Chipotle Mexican Grill, Inc. (a)	1,100	321,563
Domino’s Pizza, Inc.	6,000	204,840
Dunkin’ Brands Group, Inc.	13,500	408,780
Hyatt Hotels Corp. (a)	4,000	142,200
Panera Bread Co. (a)	2,175	342,541
Peet’s Coffee & Tea, Inc. (a)	6,700	505,180
Penn National Gaming, Inc. (a)	4,900	190,708
Sotheby’s	4,400	129,140
Starbucks Corp.	6,400	289,792
Starwood Hotels & Resorts Worldwide, Inc.	6,000	324,900
Wyndham Worldwide Corp.	4,000	208,200
Wynn Resorts Ltd.	2,000	187,500
		3,631,418

Diversified Financials - 3.1%
Blackstone Group LP	28,000	387,800
The Charles Schwab Corp.	28,500	359,955
KKR & Co. LP	28,000	391,720
Lazard Ltd. (b)	4,200	112,770
MSCI, Inc. (a)	6,200	205,530
T. Rowe Price Group, Inc.	10,500	637,875
		2,095,650

Energy - 6.4%
Approach Resources, Inc. (a)	6,800	179,520
BPZ Resources, Inc. (a)	60,000	136,800
Concho Resources, Inc. (a)	4,800	409,200
Continental Resources, Inc. (a)	2,300	147,177
Core Laboratories NV (b)	7,100	792,076
Dril-Quip, Inc. (a)	2,700	197,937
Energy XXI Bermuda Ltd. (b)	14,000	436,520
EOG Resources, Inc.	1,800	176,418
FMC Technologies, Inc. (a)	5,300	239,136
Gulfport Energy Corp. (a)	8,500	175,100
Oasis Petroleum, Inc. (a)	4,100	107,338
Oceaneering International, Inc.	5,600	289,464
Pioneer Natural Resources Co.	4,600	407,698
Plains Exploration & Production Co. (a)	3,500	139,860
Rosetta Resources, Inc. (a)	6,000	250,320
SM Energy Co.	3,300	155,397
		4,239,961

Food & Staples Retailing - 1.3%
The Fresh Market, Inc. (a)	15,000	883,350
Food, Beverage & Tobacco - 3.2%
The Boston Beer Co., Inc. (a)	4,000	430,880
Constellation Brands, Inc. (a)	9,400	265,174
The Hain Celestial Group, Inc. (a)	14,500	807,505
Monster Beverage Corp. (a)	9,000	598,230
		2,101,789

Health Care Equipment & Services - 4.6%
athenahealth, Inc. (a)	2,100	192,150

Bio-Reference Labs, Inc. (a)	3,000	74,250
Computer Programs & Systems, Inc.	1,900	94,050
DexCom, Inc. (a)	22,500	247,725
HeartWare International, Inc. (a)	6,100	544,669
HMS Holdings Corp. (a)	9,500	326,895
IDEXX Laboratories, Inc. (a)	4,100	361,497
Insulet Corp. (a)	9,500	185,820
Intuitive Surgical, Inc. (a)	150	72,225
Magellan Health Services, Inc. (a)	5,000	241,000
MAKO Surgical Corp. (a)	4,700	59,878
MWI Veterinary Supply, Inc. (a)	2,000	182,180
Sirona Dental Systems, Inc. (a)	3,100	134,013
St. Jude Medical, Inc.	4,500	168,120
Tornier NV (a)(b)	10,000	218,200
		3,102,672

Household & Personal Products - 2.1%
Church & Dwight Co., Inc.	4,500	259,245
Herbalife Ltd. (b)	14,600	801,394
Mead Johnson Nutrition Co.	4,500	328,320
		1,388,959

Materials - 4.1%
Airgas, Inc.	6,000	475,920
Albemarle Corp.	6,700	390,074
Aptargroup, Inc.	3,800	190,038
Crown Holdings, Inc. (a)	3,000	107,700
Ecolab, Inc.	7,000	458,150
Owens-Illinois, Inc. (a)	14,100	260,145
Royal Gold, Inc.	3,000	227,040
Schweitzer-Mauduit International, Inc.	2,800	190,680
Sealed Air Corp.	7,300	118,260
Silgan Holdings, Inc.	8,000	329,680
		2,747,687

Media - 0.4%
Morningstar, Inc.	4,200	243,894
Pharmaceuticals, Biotechnology & Life Sciences - 15.9%
Achillion Pharmaceuticals, Inc. (a)	29,500	195,290
Aegerion Pharmaceuticals, Inc. (a)	14,200	215,556
Alexion Pharmaceuticals, Inc. (a)	10,700	1,121,895
Algeta ASA (a)(b)	7,000	191,620
Alkermes PLC (a)(b)	7,800	145,002
Alnylam Pharmaceuticals, Inc. (a)	17,100	319,599
Amarin Corp PLC - ADR (a)	40,500	474,255
Auxilium Pharmaceuticals, Inc. (a)	10,200	274,788
BioMarin Pharmaceutical, Inc. (a)	11,800	463,622
Cepheid, Inc. (a)	10,500	336,420
Clovis Oncology, Inc. (a)	15,500	274,195
Endo Health Solutions, Inc. (a)	4,500	133,785
Endocyte, Inc. (a)	15,700	120,733
Exact Sciences Corp. (a)	15,500	158,875
Forest Laboratories, Inc. (a)	8,350	280,143
Genomic Health, Inc. (a)	6,000	201,420
Idenix Pharmaceuticals, Inc. (a)	23,000	232,990
Incyte Corp., Ltd. (a)	27,500	687,225
Medicis Pharmaceutical Corp.	6,000	197,520
Medivation, Inc. (a)	4,700	468,590
NPS Pharmaceuticals, Inc. (a)	12,500	96,375

Onyx Pharmaceuticals, Inc. (a)	6,500	487,305
Pharmacyclics, Inc. (a)	12,800	681,088
Questcor Pharmaceuticals, Inc. (a)	3,500	129,045
Raptor Pharmaceutical Corp. (a)	22,000	109,560
Regeneron Pharmaceuticals, Inc. (a)	4,100	552,065
Salix Pharmaceuticals, Inc. (a)	6,600	295,812
Seattle Genetics, Inc. (a)	12,500	327,000
Synageva BioPharma Corp. (a)	5,600	280,336
United Therapeutics Corp. (a)	6,600	361,548
Valeant Pharmaceuticals International, Inc. (a)(b)	9,000	428,040
Vivus, Inc. (a)	16,400	344,892
		10,586,589

Retailing - 9.1%
Abercrombie & Fitch Co.	4,500	152,100
American Eagle Outfitters, Inc.	14,000	291,480
GNC Holdings, Inc.	16,700	643,451
LKQ Corp. (a)	8,500	300,305
L’Occitane International SA (b)	115,500	301,607
PetSmart, Inc.	9,400	621,434
priceline.com, Inc. (a)	1,800	1,191,132
Sally Beauty Holdings, Inc. (a)	8,000	211,360
Teavana Holdings, Inc. (a)	15,000	168,000
Tiffany & Co.	4,000	219,720
Tractor Supply Co.	11,800	1,072,266
TripAdvisor, Inc. (a)	4,500	168,345
Ulta Salon Cosmetics & Fragrance, Inc.	5,900	500,792
Urban Outfitters, Inc. (a)	7,700	235,235
		6,077,227

Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp.	5,000	169,400
Cavium, Inc. (a)	8,800	237,776
Cirrus Logic, Inc. (a)	11,000	404,470
Skyworks Solutions, Inc. (a)	15,300	442,629
		1,254,275

Software & Services - 18.2%
Advent Software, Inc. (a)	3,800	86,488
Alliance Data Systems Corp. (a)	2,300	299,000
ANSYS, Inc. (a)	5,200	311,792
Aspen Technology, Inc. (a)	11,700	273,546
Citrix Systems, Inc. (a)	4,600	334,328
CommVault Systems, Inc. (a)	4,700	228,044
comScore, Inc. (a)	11,000	169,400
Concur Technologies, Inc. (a)	6,500	439,010
Ebix, Inc.	13,000	281,970
Equinix, Inc. (a)	2,500	445,450
Facebook, Inc. (a)(c)(d)(e)	30,000	631,770
Facebook, Inc. (a)	8,000	173,680
FactSet Research Systems, Inc.	2,800	260,288
Informatica Corp. (a)	10,500	309,855
Kenexa Corp. (a)	7,000	166,670
LinkedIn Corp. (a)	9,800	1,005,970
Manhattan Associates, Inc. (a)	6,500	303,485

MICROS Systems, Inc. (a)	7,800	372,372
NetSuite, Inc. (a)	9,700	536,798
Nuance Communications, Inc. (a)	16,100	327,635
Parametric Technology Corp. (a)	10,900	234,786
Rackspace Hosting, Inc. (a)	6,000	263,280
Red Hat, Inc. (a)	5,800	311,228
Salesforce.com, Inc. (a)	7,300	907,828
Sapient Corp. (a)	16,500	164,340
SolarWinds, Inc. (a)	8,500	453,815
Solera Holdings, Inc.	5,900	230,395
Sourcefire, Inc. (a)	4,600	234,830
Tangoe, Inc. (a)	10,800	207,252
Teradata Corp. (a)	3,000	202,860
TIBCO Software, Inc. (a)	29,700	834,273
Ultimate Software Group, Inc. (a)	6,400	572,608
VeriFone Systems, Inc. (a)	5,200	188,708
VMware, Inc. (a)	3,800	344,888
Zynga, Inc. (a)	21,000	61,950
		12,170,592

Technology Hardware & Equipment - 4.1%
Apple, Inc.	3,125	1,908,625
F5 Networks, Inc. (a)	2,500	233,450
Fusion-io, Inc. (a)	16,000	305,920
Measurement Specialties, Inc. (a)	4,500	134,010
Riverbed Technology, Inc. (a)	9,500	167,580
		2,749,585

Telecommunication Services - 0.4%
Cogent Communications Group, Inc.	12,800	236,416
Transportation - 1.1%
Genesee & Wyoming, Inc. (a)	1,900	117,914
Kansas City Southern	8,200	596,960
		714,874
Total Common Stocks (Cost $59,356,673)		66,697,549

Exchange Traded Fund - 0.4%
Gold Related - 0.4%
SPDR Gold Shares (a)	1,800	281,772
Total Exchange Traded Funds (Cost $280,995)		281,772

Total Investments (Cost $59,637,668) - 100.4%		66,979,321
Liabilities in Excess of Other Assets - (0.4)%		(236,754)
Total Net Assets - 100.0%		$66,742,567

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration (including ADRs) was as follows: Bermuda 0.9%; Britian 0.7%; Canada 0.6%; Cayman Islands 1.2%; France 0.2%; Ireland 0.2%; Italy 0.6%; Luxembourg 0.5%; Netherlands 1.5%; Norway 0.3%
(c) Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2012 was $631,770 which represented 0.9% of net assets.
(d) Fair valued security. The aggregate value of fair valued securities as of July 31, 2012 was $631,770 which represented 0.9% of net assets.
(e) Security is considered illiquid and may be difficult to sell.

The accompanying footnotes are an integral part of these Schedules of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of July 31, 2012
(Unaudited)

	Shares	Value
Common Stocks - 93.9%
Australia - 2.4%
BHP Billiton Ltd. - ADR	30,000	$1,990,200
Spotless Group Ltd.	1,100,000	3,063,359
		5,053,559

Belgium - 2.6%
Groupe Bruxelles Lambert SA	50,000	3,275,955
NV Bekaert SA	45,572	1,179,195
Umicore SA	21,000	931,479
		5,386,629

Bermuda - 1.0%
Guoco Group Ltd.	251,000	2,105,504
Brazil - 0.9%
Itau Unibanco Holding SA	115,500	1,826,055
Canada - 1.4%
IAMGOLD Corp.	182,000	2,027,480
Teck Resources Ltd.	32,000	896,960
		2,924,440

France - 13.1%
Bollore SA	20,000	4,460,221
Cie de St-Gobain	118,000	3,565,815
Eutelsat Communications SA	44,200	1,336,757
Haulotte Group SA (a)	182,500	1,232,774
IPSOS	37,000	1,075,756
Metropole Television SA	280,000	3,891,281
Nexans SA	86,000	3,763,307
Sanofi	52,740	4,313,345
Vivendi SA	208,759	3,971,029
		27,610,285

Germany - 6.1%
Infineon Technologies AG	356,000	2,597,047
Kloeckner & Co. SE (a)	320,000	2,788,001
Siemens AG - ADR	50,000	4,234,500
Wacker Neuson SE	220,000	3,272,633
		12,892,181

Hong Kong - 3.3%
Clear Media Ltd.	3,813,000	2,212,658
Television Broadcasts Ltd.	656,500	4,707,004
		6,919,662

Ireland - 4.4%
CRH PLC	193,700	3,561,836
DCC PLC	230,000	5,710,805
		9,272,641

Italy - 1.9%
Interpump Group SpA	151,537	1,048,792

Sogefi SpA	1,250,000	2,957,588
		4,006,380

Japan - 28.3%
Asahi Kasei Corp.	645,000	3,451,008
Asics Corp.	349,800	4,128,200
Bridgestone Corp.	166,700	3,800,227
Canon, Inc. - ADR	141,000	4,716,450
Disco Corp.	85,900	4,568,506
Hitachi Ltd.	935,000	5,565,120
Horiba Ltd.	101,000	3,591,398
Hoya Corp.	212,000	4,737,946
Kyoto Kimono Yuzen Co., Ltd.	300,700	3,525,647
Makita Corp.	131,500	4,453,747
MISUMI Group, Inc.	141,500	3,453,958
Omron Corp.	212,200	4,275,236
SMC Corp.	28,300	4,799,680
Takata Corp.	225,900	4,551,252
		59,618,375

Luxembourg - 1.1%
SAF-Holland SA (a)	388,500	2,222,759
Netherlands - 7.0%
Akzo Nobel NV	77,000	4,159,614
Koninklijke Philips Electronics NV - ADR	220,000	4,842,200
Unilever NV - ADR	165,000	5,717,250
		14,719,064

Norway - 5.0%
Orkla ASA	720,000	5,153,139
Statoil ASA - ADR	225,000	5,352,750
		10,505,889

Singapore - 1.7%
Singapore Post Ltd.	4,345,000	3,666,225
Switzerland - 4.8%
Nestle SA	85,000	5,228,157
Novartis AG - ADR	85,000	4,982,700
		10,210,857

United Kingdom - 4.6%
Halfords Group PLC	901,500	2,903,140
HSBC Holdings PLC - ADR	50,000	2,090,000
Vodafone Group PLC - ADR	160,000	4,600,000
		9,593,140

United States - 4.3%
Aflac, Inc.	98,000	4,290,440
Autoliv, Inc.	5,000	282,850
Freeport-McMoRan Copper & Gold, Inc.	17,400	585,858
Newmont Mining Corp.	90,000	4,002,300
		9,161,448
Total Common Stocks (Cost $202,950,350)		197,695,093

Short-Term Investments - 7.3%
Money Market Fund - 2.3%
AIM STIT-Treasury Portfolio, 0.02% (b)	4,790,048	4,790,048

	Principal Amount
Repurchase Agreement - 5.0%
Repurchase Agreement with U.S. Bank, N.A., 0.01% dated 07/31/2012, due 08/01/2012, collateralized by: Freddie Mac Giant Conventional 30 Year Fixed (Pool #G01543) valued at $10,677,365. Repurchase proceeds of $10,468,003.	$10,468,000	10,468,000
Total Short-Term Investments (Cost $15,258,048)		15,258,048

Total Investments (Cost $218,208,398) - 101.2%		212,953,141
Liabilities in Excess of Other Assets - (1.2)%		(2,461,971)
Total Net Assets - 100.0%		$210,491,170

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non-income producing security.
(b) Variable rate security. The rate listed is as of July 31, 2012.

The accompanying footnotes are an integral part of these Schedules.

Schedule of Open Forward Currency Contracts
July 31, 2012
(Unaudited)

Forward Expiration Date	Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Appreciation (Depreciation)
08/03/2012	U.S. Dollars	Euro	5,000,000	6,327,250	175,043
09/07/2012	U.S. Dollars	Euro	2,000,000	2,461,000	(940)
09/07/2012	U.S. Dollars	Euro	5,000,000	6,147,500	(7,351)
09/07/2012	U.S. Dollars	Yen	500,000,000	6,390,593	(12,082)
					$154,670

The accompanying footnotes are an integral part of these Schedules.

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2012
(Unaudited)

	Shares	Value
Common Stocks - 88.6%
Gold Related Securities - 81.5%
Australia - 0.9%
Eldorado Gold Corp. (a)	1,544,785	$17,760,068
Canada - 55.9%
Agnico Eagle Mines Ltd.	893,000	39,140,190
Agnico Eagle Mines Ltd. (a)	210,837	9,252,567
Alacer Gold Corp. (b)	4,626,800	27,451,224
Alamos Gold, Inc.	2,546,400	39,915,648
Allied Gold Mining PLC (b)	3,371,667	7,127,620
Atac Resources Ltd. (b)(c)	10,261,700	25,888,319
Atac Resources Ltd. (a)(b)(c)(d)(e)(f)	702,000	1,735,592
B2Gold Corp. (b)	10,267,100	33,481,013
Banro Corp. (b)	8,383,000	32,600,788
Barisan Gold Corp. (b)	877,100	126,818
Barrick Gold Corp.	1,007,300	33,120,024
Blue Gold Mining, Inc. (b)(c)	4,000,000	2,193,748
Brazilian Gold Corp. (b)	4,285,800	940,196
Corvus Gold, Inc. (b)(c)(d)(e)(f)	1,500,000	1,465,822
Corvus Gold, Inc. (a)(b)(c)	2,079,901	2,073,990
Dalradian Resources, Inc. (b)	1,250,000	1,121,803
Detour Gold Corp. (b)	2,069,900	45,903,750
East Asia Minerals Corp. (b)(c)	10,544,400	1,577,165
Eldorado Gold Corp.	1,263,600	13,659,516
Eldorado Gold Corp. (a)	6,516,500	70,503,091
Franco-Nevada Corp.	1,399,300	68,287,124
Goldcorp, Inc.	718,050	25,878,522
Goldcorp, Inc. (a)	2,138,010	77,176,010
IAMGOLD Corp.	400,000	4,456,000
IAMGOLD Corp. (a)	3,416,796	38,159,361
International Tower Hill Mines Ltd. (b)(c)	5,666,667	14,408,936
International Tower Hill Mines Ltd. (a)(b)(c)	5,738,836	15,035,750
Kinross Gold Corp.	4,009,600	33,319,776
New Gold, Inc. (b)	1,589,100	16,049,910
New Gold, Inc. (a)(b)	3,851,140	39,208,395
Novagold Resources, Inc. (b)	4,237,500	16,822,875
Orezone Gold Corp. (b)	2,145,462	2,674,206
Osisko Mining Corp. (b)	9,934,500	84,896,710
Pan American Silver Corp.	1,499,466	22,402,022
Pan American Silver Corp. (a)	748,632	11,205,032
Premier Gold Mines Ltd. (b)	986,000	4,316,239
Primero Mining Corp. (b)	4,264,800	14,714,272
Regulus Resources, Inc. (b)	2,609,000	1,300,793
Rockhaven Resources Ltd. (b)(c)	5,000,000	1,745,027
Romarco Minerals, Inc. (b)	16,887,800	10,103,884
Rubicon Minerals Corp. (b)	100,000	313,108
SEMAFO, Inc.	8,926,200	28,126,631
Silver Wheaton Corp.	2,714,875	74,825,891
Strategic Metals Ltd. (b)(c)	10,926,900	8,062,927
Sunward Resources Ltd. (b)	660,800	975,205
Torex Gold Resources, Inc. (b)	21,886,400	42,557,192
Wesdome Gold Mines Ltd. (b)	1,469,700	1,260,350

Yamana Gold, Inc.	4,317,500	63,942,175
		1,111,503,207

Peru - 1.8%
Cia de Minas Buenaventura SA - ADR	978,600	35,640,612
South Africa - 3.3%
AngloGold Ashanti Ltd. - ADR	824,300	28,034,443
Gold Fields Ltd.	166,249	2,152,355
Gold Fields Ltd. - ADR (a)	2,641,950	34,081,155
Harmony Gold Mining Co., Ltd.	1	10
Witwatersrand Consolidated Gold Resources Ltd. (b)	245,481	800,912
		65,068,875

United Kingdom - 4.0%
Randgold Resources Ltd. - ADR	891,200	79,744,576
United States - 15.6%
Allied Nevada Gold Corp. (b)	1,466,048	37,897,341
Electrum Ltd. (b)(d)(e)(f)	2,127,287	5,530,946
Gold Resource Corp. (c)	3,655,997	65,552,026
Turquoise Hill Resources Ltd. (b)	4,880,182	41,188,736
Newmont Mining Corp.	1,777,800	79,058,766
Royal Gold, Inc.	1,083,165	81,973,927
		311,201,742
Total Gold Related Securities		1,620,919,080

Other Precious Metals Related Securities - 5.1%
Canada - 3.2%
Bear Creek Mining Corp. (b)	3,668,400	8,523,081
MAG Silver Corp. (b)	200,000	1,836,000
Scorpio Mining Corp. (b)(c)	522,400	276,085
Scorpio Mining Corp. (a)(b)(c)	25,668,419	13,963,620
Silver Range Resources Ltd. (b)(c)	3,450,000	1,995,313
Tahoe Resources, Inc. (b)	2,474,100	37,400,764
		63,994,863

South Africa - 0.8%
Ivanplats Ltd. (b)(d)(e)(f)	5,239,165	15,717,495
United States - 1.1%
Sunshine Silver Mines Corp. (b)(c)(d)(e)(f)	1,633,545	22,583,760
Total Other Precious Metals Related Securities		102,296,118

Other Securities - 2.0%
Australia - 0.1%
Ivanhoe Australia Ltd. (b)	6,464,000	2,920,983
Canada - 0.6%
Cameco Corp.	480,300	10,038,270
Trevali Mining Corp. (b)	1,729,500	1,431,406
		11,469,676

United Kingdom - 0.7%
Copper Development Corp. (b)	12,512,000	2,059,766
West African Minerals Corp. (b)	10,000,000	11,229,657
		13,289,423

United States - 0.6%
Gold Bullion International LLC (b)(c)(d)(e)(f)	5,000,000	5,835,000
GoviEx Uranium, Inc. (b)(d)(e)(f)	1,750,000	5,250,000
I-Pulse, Inc. (b)(d)(e)(f)	74,532	156,517

		11,241,517
Total Other Securities		38,921,599
Total Common Stocks (Cost $1,579,036,333)		1,762,136,797

Subscription Receipts - 0.5%
Gold Related Securities - 0.5%
Canada - 0.5%
Absolute Gold Holdings, Inc. (b)(d)(e)(f)	10,000,000	9,971,581
Total Subscription Receipts (Cost $9,990,010)		9,971,581

Closed-End Mutual Fund - 1.0%
Gold Related Securities - 1.0%
Canada - 1.0%
Sprott Physical Gold Trust (b)	1,400,000	19,670,000
Total Closed-End Mutual Fund (Cost $14,500,000)		19,670,000

Private Fund - 1.1%
Gold Related Securities - 1.1%
United States - 1.1%
Eidesis Special Opportunities II LP (b)(c)(d)(e)(f)	25,000	22,446,175
Total Private Fund (Cost $25,000,000)		22,446,175

Gold Bullion - 8.0%	Ounces
Gold Bullion (b)	98,433	158,900,066
Total Gold Bullion (Cost $45,253,620)		158,900,066

	Shares
Warrants - 0.1%
Gold Related Securities - 0.1%
Canada - 0.1%
Atac Resources Ltd. Expiration: 01/05/13, Exercise Price: CAD $4.50 (b)(c)(d)(e)(f)	351,000	61,052
Blue Gold Mining, Inc. Expiration: 09/20/13, Exercise Price: CAD $1.50 (b)(c)(d)(e)(f)	2,000,000	-
East Asia Minerals Corp. Expiration: 12/15/13, Exercise Price: CAD $0.78 (b)(c)(d)(e)(f)	6,500,000	116,667
Kinross Gold Corp. Expiration: 09/03/13, Exercise Price: CAD $32.00 (b)	108,032	42,013
Pan American Silver Corp. Expiration: 01/04/15, Exercise Price: CAD $35.00 (b)(d)(e)(f)	133,333	135,480
Primero Mining Corp. Expiration: 07/20/15, Exercise Price: CAD $8.00 (b)	1,848,400	843,240
Regulus Resources, Inc. Expiration: 03/06/14, Exercise Price: CAD $1.60 (b)(d)(e)(f)	1,304,500	78,303
		1,276,755

Cayman Islands - 0.0%
Endeavour Mining Corp. Expiration: 01/30/14, Exercise Price: CAD $2.50 (b)	1,000,000	528,494
Total Gold Related Securities		1,805,249

Other Precious Metals Related Securities - 0.0%
Canada - 0.0%
Silver Range Resources Ltd. Expiration: 02/10/13, Exercise Price: CAD $0.85 (b)(c)	1,725,000	266,615
United States - 0.0%
Ivanplats Ltd. IPO Warrants Expiration: 12/31/12 (b)(d)(e)(f)	487,500	-
Total Other Precious Metals Related Securities		266,615
Total Warrants (Cost $1,314,862)		2,071,864

	Principal Amount
Short-Term Investments - 0.1%
Repurchase Agreement - 0.1%
Repurchase Agreement with U.S. Bank, N.A., 0.01% dated 07/31/2012, due 08/01/2012, collateralized by: Freddie Mac Giant Conventional 30 Year Fixed (Pool #G01543) valued at $1,799,416. Repurchase proceeds of $1,764,000.	$1,764,000	1,764,000
Total Short-Term Investments (Cost $1,764,000)		1,764,000

Total Investments (Cost $1,676,858,825) - 99.4%		1,976,960,483
Other Assets in Excess of Liabilities - 0.6%		12,223,670
Total Net Assets - 100.0%		$1,989,184,153

Percentages are stated as a percent of net assets.
ADR - American Depository Reciept
(a) Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(b) Non-income producing security.
(c) Affiliated company. See Footnote 3.
(d) Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securites at July 31, 2012 was $91,084,390, which represented 4.6% of net assets.
(e) Fair valued security. The aggregate value of fair valued securities as of July 31, 2012 was $91,084,390, which represented 4.6% of net assets.
(f) Security is considered illiquid and may be difficult to sell.

The accompanying footnotes are an integral part of these Schedules of Investments.

The Delafield Fund
Schedule of Investments as of July 31, 2012
(Unaudited)

	Shares	Value
Common Stocks - 84.7%
Aerospace & Defense - 2.5%
Engility Holdings, Inc. (a)	200,000	$2,920,000
Honeywell International, Inc.	540,000	31,347,000
		34,267,000

Auto Components - 0.2%
Gentex Corp.	200,000	3,202,000
Building Products - 1.4%
Griffon Corp.	1,550,000	13,624,500
Trex Co., Inc. (a)	214,900	5,475,652
		19,100,152

Capital Markets - 0.9%
The Bank of New York Mellon Corp.	600,000	12,768,000
Chemicals - 15.4%
Ashland, Inc.	450,000	31,675,500
Celanese Corp.	655,000	24,975,150
Chemtura Corp. (a)	1,050,000	14,196,000
Cytec Industries, Inc.	96,000	5,909,760
Eastman Chemical Co.	865,000	45,222,200
Ferro Corp. (a)	2,000,000	6,140,000
FMC Corp.	81,000	4,430,700
HB Fuller Co.	525,000	15,340,500
Minerals Technologies, Inc.	360,000	23,018,400
OM Group, Inc. (a)	575,000	9,027,500
PolyOne Corp.	1,575,000	23,199,750
Tronox Ltd. (b)	200,000	4,634,000
		207,769,460

Commercial Banks - 0.8%
Hancock Holding Co.	360,000	10,972,800
Commercial Services & Supplies - 4.3%
ACCO Brands Corp. (a)	3,000,000	25,410,000
Avery Dennison Corp.	850,000	26,171,500
Layne Christensen Co. (a)	275,000	5,802,500
		57,384,000

Communications Equipment - 1.6%
Harris Corp.	525,000	21,866,250
Computers & Peripherals - 0.3%
Intermec, Inc. (a)	622,700	3,748,654
Construction & Engineering - 1.1%
Aegion Corp. (a)	857,200	14,915,280
Containers & Packaging - 4.1%
Owens-Illinois, Inc. (a)	1,400,000	25,830,000
Sealed Air Corp.	1,000,000	16,200,000
Sonoco Products Co.	450,000	13,639,500
		55,669,500

Electrical Equipment - 3.3%
Acuity Brands, Inc.	325,000	18,830,500

Brady Corp.	400,000	10,612,000
Hubbell, Inc.	175,000	14,399,000
		43,841,500

Electronic Equipment, Instruments & Components - 6.1%
Checkpoint Systems, Inc. (a)(c)	2,250,000	17,302,500
Flextronics International Ltd. (a)(b)	3,500,000	22,435,000
Ingram Micro, Inc. (a)	900,000	13,491,000
Kemet Corp. (a)(c)	2,500,000	12,075,000
Plexus Corp. (a)	600,000	17,232,000
		82,535,500

Household Durables - 2.2%
Stanley Black & Decker, Inc.	435,000	29,097,150
Industrial Conglomerates - 6.1%
Carlisle Companies, Inc.	625,000	31,556,250
Teleflex, Inc.	225,000	14,341,500
Tyco International Ltd. (b)	650,000	35,711,000
		81,608,750

Insurance - 2.6%
Alleghany Corp. (a)	55,000	19,019,550
XL Group PLC (b)	750,000	15,487,500
		34,507,050

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	325,000	18,092,750
Machinery - 13.9%
Albany International Corp.	650,000	11,635,000
Colfax Corp. (a)	200,000	5,788,000
Crane Co.	385,000	15,015,000
Dover Corp.	590,000	32,137,300
Federal Signal Corp. (a)(c)	2,409,014	13,659,109
Harsco Corp.	1,000,000	21,250,000
IDEX Corp.	325,000	12,398,750
Ingersoll-Rand PLC (b)	625,000	26,506,250
Kennametal, Inc.	890,000	32,841,000
Timken Co.	448,000	16,217,600
		187,448,009

Metals & Mining - 3.0%
AM Castle & Co. (a)	1,200,000	8,748,000
Kaiser Aluminum Corp.	300,000	16,362,000
Universal Stainless & Alloy (a)(c)	450,000	15,354,000
		40,464,000

Professional Services - 1.7%
TrueBlue, Inc. (a)(c)	1,500,000	22,830,000
Semiconductors & Semiconductor Equipment - 6.6%
Brooks Automation, Inc.	1,500,000	13,890,000
Diodes, Inc. (a)	650,000	12,311,000
Fairchild Semiconductor International, Inc. (a)	1,550,000	21,483,000
FormFactor, Inc. (a)	600,000	3,672,000
Infineon Technologies AG (b)	1,500,000	10,942,614
LTX-Credence Corp. (a)(c)	2,150,000	12,599,000
Teradyne, Inc. (a)	950,000	13,974,500
		88,872,114

Specialty Retail - 1.4%
Staples, Inc.	1,500,000	19,110,000
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)	120,000	5,005,200
Maidenform Brands, Inc. (a)(c)	775,000	16,337,000
		21,342,200

Trading Companies & Distributors - 2.3%
Rush Enterprises, Inc. (a)	600,000	9,690,000
WESCO International, Inc. (a)	375,000	20,891,250
		30,581,250
Total Common Stocks (Cost $1,038,839,858)		1,141,993,369

Real Estate Investment Trust - 0.4%
Real Estate Investment Trust (REIT) - 0.4%
Kimco Realty Corp.	300,000	5,847,000
Total Real Estate Investment Trusts (Cost $2,130,000)		5,847,000

Short-Term Investments - 15.3%
Money Market Funds - 2.9%
AIM STIT-Treasury Portfolio, 0.02% (d)	39,405,280	39,405,280

	Principal Amount
U.S. Treasury Bills - 7.4%
0.078%, 09/06/2012 (e)	$50,000,000	49,996,165
0.075%, 10/04/2012 (e)	50,000,000	49,993,550
		99,989,715

Repurchase Agreement - 5.0%
Repurchase Agreement with U.S. Bank, N.A., 0.01% dated 07/31/2012, due 08/01/2012, collateralized by: Fannie Mae Conventional Level Pay 15 Year Fixed (Pool #AH3430) valued at $69,000,832. Repurchase proceeds of $67,647,019.	67,647,000	67,647,000
Total Short-Term Investments (Cost $207,041,827)		207,041,995

Total Investments (Cost $1,248,011,685) - 100.4%		1,354,882,364
Liabilities in Excess of Other Assets - (0.4)%		(5,776,157)
Total Net Assets - 100.0%		$1,349,106,207

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration (including ADRs) was as follows: Australia 0.3%; Germany 0.8%; Ireland 3.1%; Singapore 1.7%; Switzerland 2.6%
(c) Affiliated company. See Footnote 3.
(d) Variable rate security. The rate listed is as of April 30, 2012.
(e) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

The Tocqueville Select Fund
Schedule of Investments as of July 31, 2012
(Unaudited)

	Shares	Value
Common Stocks - 90.1%
Chemicals - 11.1%
Ashland, Inc.	37,600	$2,646,664
Celanese Corp.	68,000	2,592,840
Cytec Industries, Inc.	18,700	1,151,172
Ferro Corp. (a)	225,000	690,750
Minerals Technologies, Inc.	40,000	2,557,600
		9,639,026

Commercial Services & Supplies - 6.0%
ACCO Brands Corp. (a)	289,000	2,447,830
Avery Dennison Corp.	89,600	2,758,784
		5,206,614

Communications Equipment - 2.9%
Harris Corp.	59,624	2,483,339
Computers & Peripherals - 2.9%
Logitech International SA (a)(b)	289,400	2,535,144
Containers & Packaging - 5.0%
Owens-Illinois, Inc. (a)	107,000	1,974,150
Sonoco Products Co.	77,400	2,345,994
		4,320,144

Electrical Equipment - 2.6%
Acuity Brands, Inc.	39,500	2,288,630
Electronic Equipment, Instruments & Components - 5.1%
Checkpoint Systems, Inc. (a)(c)	255,000	1,960,950
Flextronics International Ltd. (a)(b)	382,200	2,449,902
		4,410,852

Household Durables - 6.4%
Stanley Black & Decker, Inc.	39,900	2,668,911
Universal Electronics, Inc. (a)	231,400	2,913,326
		5,582,237

Industrial Conglomerates - 3.2%
Carlisle Companies, Inc.	54,000	2,726,460
Internet Software & Services - 5.8%
j2 Global, Inc.	96,300	2,882,259
XO Group, Inc. (a)	250,000	2,152,500
		5,034,759

Leisure Equipment & Products - 2.9%
Summer Infant, Inc. (a)(c)	799,133	2,533,252
Machinery - 16.7%
Albany International Corp.	119,500	2,139,050
Harsco Corp.	130,000	2,762,500
Ingersoll-Rand PLC (b)	76,000	3,223,160
Kennametal, Inc.	110,000	4,059,000
Trimas Corp. (a)	107,000	2,326,180
		14,509,890

Professional Services - 4.0%
Stantec, Inc. (b)	121,100	3,486,469
Semiconductors & Semiconductor Equipment - 2.3%
Diodes, Inc. (a)	102,800	1,947,032
Software - 4.2%
Monotype Imaging Holdings, Inc. (a)	249,000	3,655,320
Specialty Retail - 5.1%
Foot Locker, Inc.	56,000	1,849,120
Staples, Inc.	200,000	2,548,000
		4,397,120

Textiles, Apparel & Luxury Goods - 3.9%
Maidenform Brands, Inc. (a)(c)	160,400	3,381,232
Total Common Stocks (Cost $75,177,470)		78,137,520

	Principal Amount
Short-Term Investments - 10.2%
U.S. Treasury Bills - 5.8%
0.070%, 10/04/2012 (d)	$5,000,000	4,999,355

Repurchase Agreement - 4.4%
Repurchase Agreement with U.S. Bank, N.A., 0.01% dated 07/31/2012, due 08/01/2012, collateralized by: Freddie Mac Giant Multilender Conventional 15 Year Fixed (Pool #G11440) valued at $3,889,403. Repurchase proceeds of $3,813,001.	67,647,000	3,813,000
Total Short-Term Investments (Cost $8,812,383)		8,812,355

Total Investments (Cost $83,989,853) - 100.3%		86,949,875
Liabilities in Excess of Other Assets - (0.3)%		(225,957)
Total Net Assets - 100.0%		$86,723,918

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration was as follows: Canada 4.0%; Ireland 3.7%; Singapore 2.8%; Switzerland 2.9%.
(c) Affiliated company. See Footnote 3.
(d) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

1) Fair Valuation Pricing Inputs (Unaudited)

          The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

● Level 1 - Quoted prices in active markets for identical securities.
● Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
● Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

          Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used. When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

          Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

          Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. On days when the closing price of the S&P 500 moves more than 1% from its previous close, common stocks of the International Value Fund which are traded on non-North American exchanges may be valued using matrix pricing formulas provided by and independent pricing service. All warrants held by the Funds for which there is no quoted price are valued using the Black-Scholes model. Equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees. These securities will generally be classified as Level 2 securities.

          Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

          For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

          In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgements that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

          The following is a summary of the inputs used, as of July 31, 2012, involving the Funds’ assets carried at value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Common Stocks*	$373,370,327	$-	$-	$373,370,327
Warrants*	-	925	-	925
Repurchase Agreement	-	5,342,000	-	5,342,000
Total Fund	$373,370,327	$5,342,925	$-	$378,713,252

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,500,914	$-	$-	$14,500,914
Consumer Staples	4,374,098	-	-	4,374,098
Energy	4,239,961	-	-	4,239,961
Financials	3,731,055	-	-	3,731,055
Health Care	13,689,260	-	-	13,689,260
Industrials	7,003,706	-	-	7,003,706
Information Technology	15,542,682	631,770	-	16,174,452
Materials	2,747,687	-	-	2,747,687
Telecommunication Services	236,416	-	-	236,416
Total Common Stocks	66,065,779	631,770	-	66,697,549
Exchange Traded Fund*	281,772	-	-	281,772
Total Fund	$66,347,551	$631,770	$-	$66,697,549

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$197,695,093	$-	$-	$197,695,093
Money Market Fund	4,790,048	-	-	4,790,048
Repurchase Agreement	-	10,468,000	-	10,468,000
Total Fund	$202,485,141	$10,468,000	$-	$212,953,141
Other Financial Instruments**
Total Forward Currency Contracts	-	$154,670	-	$154,670

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Gold Related	$1,612,186,720	$3,201,414	$5,530,946	$1,620,919,080
Other Precious Metals Related	63,994,863	-	38,301,255	102,296,118
Other	27,680,082	-	11,241,517	38,921,599
Total Common Stocks	1,703,861,665	3,201,414	55,073,718	1,762,136,797
Subscription Receipts*	-	-	9,971,581	9,971,581
Closed End Mutual Fund*	19,670,000	-	-	19,670,000
Private Fund*	-	-	22,446,175	22,446,175
Warrants*	-	2,071,864	-	2,071,864
Gold Bullion	-	158,900,066	-	158,900,066
Repurchase Agreement	-	1,764,000	-	1,764,000
Total Fund	$1,723,531,665	$165,937,344	$87,491,474	$1,976,960,483

The Delafield Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,141,993,369	$-	$-	$1,141,993,369
Real Estate Investment Trust (REIT)	5,847,000	-	-	5,847,000
Money Market Fund	39,405,280	-	-	39,405,280
U.S. Treasury Bills	-	99,989,715	-	99,989,715
Repurchase Agreement	-	67,647,000	-	67,647,000
Total Fund	$1,187,245,649	$167,636,715	$-	$1,354,882,364

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$78,137,520	$-	$-	$78,137,520
U.S. Treasury Bills	-	4,999,355	-	4,999,355
Repurchase Agreement	-	3,813,000	-	3,813,000
Total Fund	$78,137,520	$8,812,355	$-	$86,949,875

*	For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Transfers Into Level 1	$-	$-	$99,830,275	$4,925,946	$-	$-
Transfers Out of Level 1	-	-	-	-	-	-
Net Transfers Into/(Out of) Level 1	-	-	99,830,275	4,925,946	-	-
Transfers Into Level 2	-	631,770	-	78,303	-	-
Transfers Out of Level 2	-	-	(99,830,275)	(3,625,153)	-	-
Net Transfers Into/(Out of) Level 2	$-	$631,770	$(99,830,275)	$(3,546,850)	$-	$-

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Beginning Balance - November 1, 2011	$—	$810,000	$—	$59,870,579	$—	$—
Purchases	—	—	—	37,988,561	—	—
Sales	—	—	—	—	—	—
Realized gains	—	—	—	—	—	—
Realized losses	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	(178,230)	—	(8,988,570)	—	—
Transfers in/(out) of Level 3	—	(631,770)	—	(1,379,096)	—	—
Ending Balance - July 31, 2012	$—	$—	$—	$87,491,474	$—	$—

          The movement from Level 2 to Level 1 in the International Value Fund was due to non-North American traded securities being fair valued on October 31, 2011 and not on July 31, 2012. The movement from Level 2 to Level 1 in the Gold Fund was due to the release of restrictions on the securities. The movement from Level 3 to Levels 2 and 1 was from the conversion of subscription receipts to warrants and common stock. The movement from Level 3 to Level 2 in the Opportunity Fund was due to the initial public offering of a privately held company.

Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

          The Funds’ Adviser may use derivative instruments, such as purchased options, written options and forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity’s results of operations and financial position.

In the International Value Fund, the Advisor used forward currency contracts to adjust exposure to foreign exchange rate risk.

The Tocqueville International Value Fund

Balance Sheet - Values of Derivative Instruments as of July 31, 2012.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Forward Currency Contracts	Appreciation on forward currency contracts	$154,670		$-
Total		$154,670		$-

Derivatives Risk

          The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered.

          The average monthly notional amount of forward currency contracts during the period ended July 31, 2012 was as follows:

International Value Fund
Long Positions	$1,224,800
Forward currency contracts
Short Positions	$11,872,286
Forward currency contracts

2)	Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at July 31, 2012 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, and The Tocqueville Select Fund (collectively the “Funds”), were as follows*:

		The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund

	Cost of Investments	$332,276,238	$59,637,668	$218,208,398	$1,676,858,825	$1,248,011,685	$83,989,853

	Gross unrealized appreciation	$69,999,295	$11,364,243	$19,186,730	$664,686,244	$194,204,964	$10,580,694
	Gross unrealized depreciation	(23,562,281)	(4,022,590)	(24,441,987)	(364,584,586)	(87,334,285)	(7,620,672)
	Net unrealized appreciation	$46,437,014	$7,341,653	$(5,255,257)	$300,101,658	$106,870,679	$2,960,022

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3)	Transactions with affiliates
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2011 through July 31, 2012. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Issuer Name	Share Balance at Nov. 1, 2011	Additions	Reductions	Share Balance at July 31, 2012	Dividend Income	Realized Gain/(Loss)	Value at July 31, 2012	Cost at July 31, 2012
The Tocqueville Opportunity Fund

Minerals Technologies, Inc. (a)	2,000	-	(2,000)	-	$170	$15,196	$-	$-
					$170	$15,196	$-	$-

The Tocqueville Gold Fund

Atac Resources Ltd.	10,261,700	-	-	10,261,700	$-	$-	$25,888,319	$37,121,703
Atac Resources Ltd.	-	702,000	-	702,000	-	-	1,735,592	1,968,031
Atac Resources Ltd. Warrants	-	351,000	-	351,000	-	-	61,052	-
Blue Gold Mining, Inc.	4,000,000	-	-	4,000,000	-	-	2,193,748	3,845,969
Blue Gold Mining, Inc. Warrants	2,000,000	-	-	2,000,000	-	-	-	-
Corvus Gold, Inc.	-	1,500,000	-	1,500,000	-	-	1,465,822	1,002,144
Corvus Gold, Inc.	2,079,901	-	-	2,079,901	-	-	2,073,990	1,617,492
East Asia Minerals Corp.	4,044,400	6,500,000	-	10,544,400	-	-	1,577,165	21,793,116
East Asia Minerals Corp. (b)	-	6,500,000	(6,500,000)	-	-	-	-	-
East Asia Minerals Corp. Warrants	-	6,500,000	-	6,500,000	-	-	116,667	-
Eidesis Special Opportunities II LP	-	25,000	-	25,000	-	-	22,466,175	25,000,000
Gold Bullion International LLC	5,000,000	-	-	5,000,000	-	-	5,835,000	5,000,000
Gold Resource Corp.	3,642,297	79,700	(66,000)	3,655,997	1,775,724	1,022,648	65,552,026	37,246,000
International Tower Hill Mines Ltd.	5,666,667	-	-	5,666,667	-	-	14,408,936	33,656,021
International Tower Hill Mines Ltd.	2,493,136	3,245,700	-	5,738,836	-	-	15,035,750	20,953,120
Rockhaven Resources Ltd.	5,000,000	-	-	5,000,000	-	-	1,745,027	6,265,337
Scorpio Mining Corp.	522,400	-	-	522,400	-	-	276,085	984,285
Scorpio Mining Corp.	25,668,419	-	-	25,668,419	-	-	13,963,620	23,975,473
Silver Range Resources Ltd.	3,450,000	-	-	3,450,000	-	-	1,995,313	-
Silver Range Resources Ltd. Warrants	1,725,000	-	-	1,725,000	-	-	266,615	-
Strategic Metals Ltd.	10,350,000	576,900	-	10,926,900	-	-	8,062,927	15,810,172
Sunshine Silver Mines Corp.	1,633,545	-	-	1,633,545	-	-	22,583,760	18,353,107
Trevali Mining Corp. (a)	8,000,000	-	(6,270,500)	1,729,500	-	(2,275,808)	1,431,406	2,676,692
					$1,775,724	$(1,253,160)	$208,734,995	$257,268,662

The Delafield Fund

Albany International Corp. (a)	725,000	-	(75,000)	650,000	$266,500	$(280,846)	$11,635,000	$9,219,689
Checkpoint Systems, Inc.	2,150,000	500,000	(400,000)	2,250,000	-	(3,502,637)	17,302,500	34,749,063
Federal Signal Corp.	1,900,000	806,100	(297,086)	2,409,014	-	(37,063)	13,659,109	13,830,769
Ferro Corp. (a)	2,400,000	100,000	(500,000)	2,000,000	-	(4,057,377)	6,140,000	12,257,066
Kemet Corp.	-	25,000,000	-	25,000,000	-	-	12,075,000	18,200,215
LTX-Credence Corp.	2,000,000	150,000	-	2,150,000	-	-	12,599,000	15,463,159
Maidenform Brands, Inc.	-	775,000	-	775,000	-	-	16,337,000	14,143,044
Minerals Technologies, Inc. (a)	420,000	-	(60,000)	360,000	57,000	(279,013)	23,018,400	19,076,188
TrueBlue, Inc.	1,475,000	25,000	-	1,500,000	-	-	22,830,000	20,240,042
Universal Stainless & Alloy	234,000	216,000	-	450,000	-	-	15,354,000	13,876,900
					$323,500	$(8,156,936)	$150,950,009	$171,056,135

The Tocqueville Select Fund

Albany International Corp. (a)	119,500	-	-	119,500	$47,800	$-	$2,139,050	$1,901,613
Checkpoint Systems, Inc.	173,000	129,000	(47,000)	255,000	-	(440,244)	1,960,950	3,303,378
Ferro Corp. (a)	-	465,000	(240,000)	225,000	-	(465,142)	690,750	1,207,155
Maidenform Brands, Inc.	100,400	60,000	-	160,400	-	-	3,381,232	3,362,679
Minerals Technologies, Inc. (a)	40,000	-	-	40,000	6,000	-	2,557,600	2,353,692
Summer Infant, Inc.	324,933	474,200	-	799,133	-	-	2,533,252	4,289,211
					$53,800	$(905,386)	$13,262,834	$16,417,728

(a) Security is no longer an affiliated company at July 31, 2012.
(b) Private security restrictions lifted during period and combined with other non restricted securities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Tocqueville Trust

By (Signature and Title)	/s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date	9/21/12

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date	9/21/12

By (Signature and Title)*	/s/ John Cassidy
John Cassidy, Treasurer

Date	9/24/12

* Print the name and title of each signing officer under his or her signature.